Accounts receivables, related party (Tables)	3 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Summary of changes in accounts receivables, related party

Description	Accounts receivables, related party
Balance as of January 1, 2023	$1,242
Receipts during the period	(301)
Balance as of March 31, 2023	$941